Marketable debt securities	12 Months Ended
Dec. 31, 2018
DebtSecurities [Abstract]
Cash, Cash Equivalents, and Marketable Securities [Text Block]
Note 3 – Marketable debt securities

The following table summarizes the Company’s marketable debt securities as of December 31, 2018 and 2017.

	As of December 31, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in thousands)
Corporate debt securities	$59,973	$56	$(67)	$59,962
Total short-term investments	$59,973	$56	$(67)	$59,962

	As of December 31, 2017
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in thousands)
Corporate debt securities	$5,983	$7	$(14)	$5,976
Total short-term investments	$5,983	$7	$(14)	$5,976

The Company’s financial assets are measured at fair value on a recurring basis by level within the fair value hierarchy. All of the Company's marketable securities are classified as Level 1. Other than the marketable debt securities, the Company doesn't have any other financial assets or financial liabilities marked to market at fair value.

The contractual maturity of the aforementioned marketable securities varies between less than one year to two years.

The Company reviews the individual securities in its portfolio to determine whether a decline in a security’s fair value below the amortized cost basis is other-than-temporary. The Company determined that as of December 31, 2018 and 2017 there were no investments in its portfolio that were other-than-temporarily impaired.

*) See also note 8.3